Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Operating revenues: (Notes 3 and 12)
Time charter and bareboat revenues (Note 3)	$ 51,537	$ 42,864	$ 95,284	$ 84,690
Loss of hire insurance recoveries	2,276		3,426
Other income	593	199	687	399
Total revenues	54,406	43,063	99,397	85,089
Operating expenses: (Note 12)
Vessel operating expenses	9,427	7,975	19,709	15,622
Depreciation	17,372	13,913	33,125	27,805
General and administrative expenses	1,493	948	2,962	2,256
Total operating expenses	28,292	22,836	55,796	45,683
Operating income	26,114	20,227	43,601	39,406
Finance income (expense) (Note 12):
Interest income	44		80	3
Interest expense (Note 5)	(7,252)	(5,054)	(13,466)	(10,084)
Other finance expense (Note 5)	(328)	(334)	(630)	(601)
Realized and unrealized gain (loss) on derivative instruments (Note 6)	(1,536)	(3,176)	(1,017)	(6,360)
Net gain (loss) on foreign currency transactions	(124)	(82)	(218)	(117)
Total finance expense	(9,196)	(8,646)	(15,251)	(17,159)
Income before income taxes	16,918	11,581	28,350	22,247
Income tax benefit (expense) (Note 8)	(3)	(3)	(6)	(6)
Net income	16,915	11,578	28,344	22,241
Net income	16,915	11,578	28,344	22,241
Series A Preferred unitholders' interest in net income	1,009		1,653
General Partner's interest in net income	294	233	493	501
Limited Partners' interest in net income	15,613	11,345	26,198	21,740
Common Units [Member]
Finance income (expense) (Note 12):
Net income			26,198	16,688
Net income			26,198	16,688
Limited Partners' interest in net income	$ (464)	$ (3,380)	$ (5,955)	$ (7,722)
Earnings per unit (Basic) (Note 14):
Earnings per unit (basic)	$ 0.526	$ 0.502	$ 0.886	$ 0.810
Earnings per unit (Diluted) (Note 14):
Earnings per unit (diluted)	$ 0.522	$ 0.502	$ 0.886	$ 0.810
Subordinated Units [Member]
Finance income (expense) (Note 12):
Net income				$ 5,052
Net income				$ 5,052
Earnings per unit (Basic) (Note 14):
Earnings per unit (basic)				$ 0.767
Earnings per unit (Diluted) (Note 14):
Earnings per unit (diluted)				$ 0.767
General Partner Unit [Member]
Finance income (expense) (Note 12):
Net income			$ 493	$ 501
Net income			493	501
General Partner's interest in net income	$ (9)	$ (69)	$ (112)	$ (159)
Earnings per unit (Basic) (Note 14):
Earnings per unit (basic)	$ 0.526	$ 0.417	$ 0.882	$ 0.897
Earnings per unit (Diluted) (Note 14):
Earnings per unit (diluted)	$ 0.526	$ 0.417	$ 0.882	$ 0.897